Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,084	$ 2,021
Accumulated Amortization	(741)	(730)
Net Book Value	1,343	1,291
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	941	898
Accumulated Amortization	(154)	(142)
Net Book Value	787	756
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	78	77
Accumulated Amortization	0	0
Net Book Value	78	77
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	952	932
Accumulated Amortization	(518)	(524)
Net Book Value	434	408
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	113	114
Accumulated Amortization	(69)	(64)
Net Book Value	$ 44	$ 50